UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Diversified Value Portfolio	Shares	(000)
COMMON STOCKS (96.7%)

Consumer Discretionary (8.7%)
Cendant Corp.	448,600	$ 9,690
Carnival Corp.	204,400	9,666
* Service Corp. International	838,800	5,209
Mattel, Inc.	268,300	4,864

		29,429

Consumer Staples (12.2%)
Altria Group, Inc.	198,300	9,328
UST, Inc.	217,600	8,761
Imperial Tobacco Group ADR	194,500	8,527
ConAgra Foods, Inc.	319,000	8,202
* Dean Foods Co.	218,900	6,571

		41,389

Financial Services (26.3%)
Bank of America Corp.	234,800	10,174
Wells Fargo & Co.	170,200	10,149
SLM Corp.	222,000	9,901
Allstate Corp.	197,800	9,493
JPMorgan Chase & Co.	237,950	9,454
Citigroup, Inc.	200,300	8,837
Washington Mutual, Inc.	197,050	7,701
PNC Financial Services Group	107,400	5,810
Equity Office Properties Trust REIT	192,100	5,235
MBNA Corp.	198,200	4,995
XL Capital Ltd. Class A	62,900	4,654
MGIC Investment Corp.	45,100	3,002

		89,405

Health Care (8.4%)
Baxter International, Inc.	307,100	9,876
Schering-Plough Corp.	357,400	6,812
Bristol-Myers Squibb Co.	227,900	5,394
* Anthem, Inc.	39,400	3,438
* WellPoint Health Networks Inc. Class A	29,900	3,142

		28,662

Integrated Oils (14.5%)
ConocoPhillips Co.	195,672	16,212
Occidental Petroleum Corp.	228,400	12,774
ChevronTexaco Corp.	191,800	10,288
BP PLC ADR	174,312	10,028

		49,302

Other Energy (1.3%)
* Reliant Energy, Inc.	453,415	4,230

Materials & Processing (4.4%)
Lyondell Chemical Co.	256,200	5,754
International Paper Co.	117,600	4,752
Weyerhaeuser Co.	66,000	4,388

		14,894

Producer Durables (4.7%)
The Boeing Co.	170,800	8,817
Emerson Electric Co.	117,500	7,272

		16,089

Utilities (12.0%)
Verizon Communications Inc.	243,760	9,599
American Electric Power Co., Inc.	265,240	8,477
Entergy Corp.	124,600	7,552
Duke Energy Corp.	315,000	7,210
CenterPoint Energy Inc.	381,000	3,947
Public Service Enterprise Group, Inc.	90,000	3,834

		40,619

Other (4.2%)
Tyco International Ltd.	282,100	8,649
ITT Industries, Inc.	69,600	5,567

		14,216

TOTAL COMMON STOCKS
(Cost $287,614)		328,235

TEMPORARY CASH INVESTMENTS (3.6%)

Vanguard Market Liquidity Fund, 1.74%**	12,175,705	12,176

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,176)	12,175,705	12,176

TOTAL INVESTMENTS (100.3%)
(Cost $299,790)		340,411

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(879)

NET ASSETS (100%)		$339,532

*Non-income-producing security.
* Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.Rate shown is the 7-day yield.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $299,790,000. Net unrealized appreciation of investment securities for tax purposes was $40,621,000, consisting of unrealized gains of $46,535,000 on securities that had risen in value since their purchase and $5,914,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.